Interim Condensed Consolidated Statements of Financial Position (Current Period Unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 12,937,235	$ 36,230,343
Short-term investments	55,000,000	30,000,000
Interest receivable	1,402,584	575,499
Sales tax and other receivables	71,105	94,497
Income tax and tax credits receivable	1,205,372	977,901
Prepaid expenses	5,907,485	3,798,882
Total current assets	76,523,781	71,677,122
Non-current assets
Long-term investments	50,000,000	75,000,000
Property and equipment	23,720	33,084
Intangible assets	1,619,251	1,715,192
Total non-current assets	51,642,971	76,748,276
Total assets	128,166,752	148,425,398
Current liabilities
Accounts payable and accrued liabilities	8,455,136	6,718,666
Total liabilities	8,455,136	6,718,666
Common shares	230,659,692	230,659,692
Contributed surplus	4,663,076	2,659,348
Deficit	(115,611,152)	(91,612,308)
Total equity	119,711,616	141,706,732
Total equity and liabilities	$ 128,166,752	$ 148,425,398